FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
San Diego Gas & Electric Company Savings Plan 001
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

SAN DIEGO GAS & ELECTRIC COMPANY SAVINGS PLAN
Employer ID No: 95-1184800
Plan Number: 001

FORM 5500, SCHEDULE H, PART IV, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

(c)
	(b)	Description of Investment		(e)
	Identity of Issue, Borrower,	Including Maturity Date, Rate of Interest,	(d)	Current
(a)	Lessor, or Similar Party	Collateral, Par, or Maturity Value	Cost	Value

*	Participant loans	Interest rates from 4.25% to 9.50%; maturities through January 2041	**
$29,831,004

*	Party-in-interest to the Plan.
**	Cost not required to be presented for participant-directed investments.